Cover	Mar. 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	NuScale Power Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39736
Entity Tax Identification Number	98-1588588
Entity Address, Address Line One	6650 SW Redwood Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97224
City Area Code	971
Local Phone Number	371-1592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001822966
Amendment Flag	false
Warrant
Cover [Abstract]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	SMR WS
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	SMR WS
Security Exchange Name	NYSE
Common Class A
Cover [Abstract]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SMR
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SMR
Security Exchange Name	NYSE